Annual Fund Operating Expenses	Sep. 22, 2025
RMB Quality Intermediate Core Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 22, 2026
RMB Quality Intermediate Core Fund | RMB Quality Intermediate Core Fund, Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.23%	[1]
Expenses (as a percentage of Assets)	0.73%
Fee Waiver or Reimbursement	(0.13%)	[2]
Net Expenses (as a percentage of Assets)	0.60%
RMB Quality Intermediate Core Fund | RMB Quality Intermediate Core Fund, Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.23%	[1]
Expenses (as a percentage of Assets)	0.48%
Fee Waiver or Reimbursement	(0.13%)	[2]
Net Expenses (as a percentage of Assets)	0.35%
RMB Quality Intermediate Tax-Exempt Municipal Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 22, 2026
RMB Quality Intermediate Tax-Exempt Municipal Fund | RMB Quality Intermediate Tax-Exempt Municipal Fund, Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.25%	[3]
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	(0.15%)	[4]
Net Expenses (as a percentage of Assets)	0.60%
RMB Quality Intermediate Tax-Exempt Municipal Fund | RMB Quality Intermediate Tax-Exempt Municipal Fund, Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.25%	[3]
Expenses (as a percentage of Assets)	0.50%
Fee Waiver or Reimbursement	(0.15%)	[4]
Net Expenses (as a percentage of Assets)	0.35%

[1]	Other expenses are based on estimated amounts for the Fund’s current fiscal year.
[2]	Curi Capital, LLC (the “Adviser”) has contractually agreed to reduce its compensation due from and/or assume expenses of the Fund to the extent necessary to ensure that the Fund’s operating expenses (excluding, interest, taxes, brokerage commissions and other transaction costs, expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, if any, and other extraordinary expenses not incurred in the ordinary course of business) do not exceed 0.60% and 0.35% of the average net assets of the Fund’s Investor Class and Class I, respectively (the “Expense Cap”). The Expense Cap is in effect through September 22, 2026 and cannot be terminated prior thereto without the approval of the Fund’s Board of Trustees. To the extent the Adviser waives its compensation and/or assumes expenses to satisfy the Expense Cap, the Adviser may seek repayment by the Fund of a portion or all of such amounts at any time within three years from the date on which such amounts were waived or assumed, provided that the Fund is able to make the repayment without exceeding the lesser of the expense cap in effect at the time of the waiver/reimbursement or in effect at the time of the repayment.
[3]	Other expenses are based on estimated amounts for the Fund’s current fiscal year.
[4]	Curi Capital, LLC (the “Adviser”) has contractually agreed to reduce its compensation due from and/or assume expenses of the Fund to the extent necessary to ensure that the Fund’s operating expenses (excluding, interest, taxes, brokerage commissions and other transaction costs, expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, if any, and other extraordinary expenses not incurred in the ordinary course of business) do not exceed 0.60% and 0.35% of the average net assets of the Fund’s Investor Class and Class I, respectively (the “Expense Cap”). The Expense Cap is in effect through September 22, 2026 and cannot be terminated prior thereto without the approval of the Fund’s Board of Trustees. To the extent the Adviser waives its compensation and/or assumes expenses to satisfy the Expense Cap, the Adviser may seek repayment by the Fund of a portion or all of such amounts at any time within three years from the date on which such amounts were waived or assumed, provided that the Fund is able to make the repayment without exceeding the lesser of the expense cap in effect at the time of the waiver/reimbursement or in effect at the time of the repayment.